EQUITY INVESTMENTS - Ownership Information of Equity Investments (Details) - CAD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Investments
Income (Loss) from Equity Investments			$ 1,377	$ 1,054	$ 898
Equity Investments	$ 10,314		$ 10,314	9,535
TQM | Canadian Natural Gas Pipelines
Equity Investments
Ownership interest percentage	50.00%		50.00%
Income (Loss) from Equity Investments			$ 17	17	12
Equity Investments	$ 166		$ 166	165
Coastal GasLink | Canadian Natural Gas Pipelines
Equity Investments
Ownership interest percentage	35.00%		35.00%
Income (Loss) from Equity Investments			$ 203	1	0
Equity Investments	$ 294		$ 294	0
Northern Border | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage	50.00%		50.00%
Income (Loss) from Equity Investments			$ 101	92	80
Equity Investments	$ 599		$ 599	516
Millennium | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage	47.50%		47.50%
Income (Loss) from Equity Investments			$ 109	103	91
Equity Investments	$ 476		$ 476	500
Iroquois | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage	50.00%		50.00%
Income (Loss) from Equity Investments			$ 98	77	55
Equity Investments	$ 227		227	237
Other | U.S. Natural Gas Pipelines
Equity Investments
Income (Loss) from Equity Investments			16	20	18
Equity Investments	120		120	122
Other | Power and Energy Solutions
Equity Investments
Income (Loss) from Equity Investments			(2)	2	0
Equity Investments	$ 38		$ 38	30
Sur de Texas | Mexico Natural Gas Pipelines
Equity Investments
Ownership interest percentage	60.00%		60.00%
Income (Loss) from Equity Investments			$ 78	150	160
Equity Investments	$ 1,078		$ 1,078	1,050
Grand Rapids | Liquids Pipelines
Equity Investments
Ownership interest percentage	50.00%		50.00%
Income (Loss) from Equity Investments			$ 53	54	54
Equity Investments	$ 932		$ 932	964
Port Neches Link LLC | Liquids Pipelines
Equity Investments
Ownership interest percentage	74.90%		74.90%
Income (Loss) from Equity Investments			$ 13	0	0
Equity Investments	$ 124		$ 124	149
Ownership interest sold	20.10%
HoustonLink Pipeline | Liquids Pipelines
Equity Investments
Ownership interest percentage	50.00%		50.00%
Income (Loss) from Equity Investments			$ 1	1	1
Equity Investments	$ 18		18	19
Northern Courier | Liquids Pipelines
Equity Investments
Income (Loss) from Equity Investments			0	0	16
Equity Investments	$ 0		$ 0	0
Ownership interest sold		15.00%
Bruce Power | Power and Energy Solutions
Equity Investments
Ownership interest percentage	48.30%		48.30%
Income (Loss) from Equity Investments			$ 690	537	$ 411
Equity Investments	$ 6,242		$ 6,242	$ 5,783